CONSOLIDATED BALANCE SHEETS [Parenthetical] (CAD) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Accumulated depreciation, property and equipment	39,424	36,180
Accumulated amortization, Intangible assets	13,506	7,831
Common shares, issued	17,571,813	17,496,646
Common shares, outstanding	17,571,813	17,496,646